Other Assets (current)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule of other assets current [Abstract]
Other assets (current)	10. Other assets (current)
Prepayments	45,911	29,784
Office rental bond	24,124	-
Prepayment clinical trial insurance	13,925	6,306
	83,960	36,090
11. Other assets (current)
	Consolidated
	30 June 2021	30 June 2020
Prepayments	$29,784	$11,083
Office rental bond	—	25,179
Prepayment clinical trial insurance	$6,306	$—
	$36,090	$36,262